Long-term debt	12 Months Ended
Dec. 31, 2022
Long-term debt
Long-term debt

15.         Long-term debt

The long-term debt with credit institutions, debt issuances and other marketable securities is comprised as follows:

	December 31,
	2022		2021		2020
Debt securities issued in the Mexican market on June 16, 2014, for Ps. 3,000,000, accruing interest at a fixed rate of 6.85%, for a 7-year term maturing on June 7, 2021. GACN and nine of the 13 airports guarantee the certificates, which represent a guarantee of 80% of consolidated EBITDA	Ps.	—	Ps.	—	Ps.	3,000,000

Debt securities issued in the Mexican market on March 26, 2013, for Ps. 1,500,000, accruing interest at a fixed rate of 6.47%, for a 10-year term maturing on March 14, 2023. GACN and nine of the 13 airports guarantee the certificates, which represent a guarantee of 80% of consolidated EBITDA		1,500,000		1,500,000		1,500,000
Unsecured lines of credit with Private Export Funding Corporation (supported by Ex-Im Bank) for U.S.$ 25,365 thousand maturing on December 21, 2021. As December 31, 2020, outstanding amounts were U.S.$ 678 thousand. Baggage screening equipment was pledged to secure the loan ⁽²⁾. The loan accrues interest at a three-month London Interbank Offered (“LIBOR”) rate plus 1.25 percentage points, with quarterly payments of principal. As of December 31, 2020, the interest rate was 1.49%.		—		—		13,503

Debt securities (ticker: OMA21V) issued in the Mexican market on April 16, 2021, for Ps. 1,000,000, the loan accrues interest at a TIIE 28 rate (1) plus 75 basis points for a 5-year term maturing on April 10, 2026. Financing of green projects specified in the Bank's framework (note 20 b).		1,000,000		1,000,000		—

Debt securities (ticker: OMA21-2) issued in the Mexican market on April 16, 2021, for Ps. 2,500,000 at an annual fixed rate of 7.83%, for a 7-year term maturing on April 7, 2028 (note 20 b).		2,500,000		2,500,000		—

Sustainability-linked notes (ticker: OMA22L) issued in the Mexican market on March 31, 2022, for Ps. 1,700,000 at a variable rate TIIE 28 days (1) plus 14 basis points for a term of 5 years maturing on March 25, 2027 (note 20 d).		1,700,000		—		—

Sustainability-linked notes (ticker OMA22-2L) issued in the Mexican market on March 31, 2022, for Ps.2,300,000 at an annual fixed rate of 9.35%, with a 7-year term maturing on March 22, 2029 (note 20 d).		2,300,000		—		—
Total long-term debt		9,000,000		5,000,000		4,513,503
Less:
Financing commissions		(15,664)		(3,378)		(3,115)
		8,984,336		4,996,622		4,510,388
Current portion long-term debt		(1,500,000)		—		(3,013,502)
Long-term debt	Ps.	7,484,336	Ps.	4,996,622	Ps.	1,496,886
(1)	The Interbank Offering Rate in Mexico “TIIE” to the 28 and 91-days as of December 31, 2022, was 10.7605 and 10.9749, respectively.
(2)

Carrying value amounts to Ps.266,181 as of December 31, 2020, respectively, and is recorded in improvements to concessioned assets (note 10). The Company is not authorized to grant such equipment as collateral in other loans or sell them to another Company.

Changes in consolidated long-term debt for the years ended December 31, 2022, 2021 and 2020 were as follows:

	December 31,
	2022		2021		2020
Initial debt balance	Ps.	4,996,622	Ps.	4,510,388	Ps.	4,543,609
Increase in debt		4,000,000		3,500,000		—
Long term debt repayment		—		(13,967)		(42,592)
Amortization of debt securities		—		(3,000,000)
Payment of commissions and other expenses		(14,076)		(12,859)		—
Amortization of expenses		1,790		12,595		2,851
Exchange rate fluctuation		—		465		6,520
Ending balance of debt	Ps.	8,984,336	Ps.	4,996,622	Ps.	4,510,388

Maturity of long-term debt as of December 31, 2022, 2021 and 2020 is described in note 21.

The long-term debt securities include certain restrictive clauses, such as limitations on disposal of assets or limitations on incurring liens, as well as early maturity clauses including the maturity of other obligations more than certain thresholds. For the years ended December 31, 2022, 2021 and 2020, these restrictions were met.

The sustainability-linked notes issued on March 31, 2022, are subject to a sustainability development goal ("SDG") consisting of a reduction of at least 58% in the indicator of kilograms of CO2 equivalent scope 1 and 2 emissions per passenger in the year 2025 compared to the reference year (2018). In the event that the Company fails to achieve the SDG, the interest rate of the debt securities will be increased by 25 basis points starting August 13, 2026 in the case of the debt securities OMA22L, and starting September 24, 2026 in the case of the debt securities OMA22-2L, until their respective maturities.